UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury shares CNY (¥)	Treasury shares USD ($)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total Kingsoft Cloud Holdings Limited shareholders (deficit) equity CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholders (deficit) equity USD ($)	Non-Controlling Interests CNY (¥)	Non-Controlling Interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at the beginning at Dec. 31, 2020	¥ 22,801				¥ 14,149,984		¥ (68,440)		¥ (5,864,356)		¥ 8,239,989		¥ 61		¥ 8,240,050
Balance at the beginning (In shares) at Dec. 31, 2020 | shares	3,339,618,633	3,339,618,633
Adoption of ASC 326									(5,684)		(5,684)				(5,684)
Business acquisition													27,258		27,258
Net loss									(602,818)		(602,818)		11		(602,807)
Other comprehensive income (loss)							(62,115)				(62,115)				(62,115)
Share-based compensation					199,205						199,205				199,205
Exercise and vesting of share-based awards	¥ 106				6,928						7,034				7,034
Exercise and vesting of share-based awards (In shares) | shares	16,242,630	16,242,630
Balance at the end (In shares) at Jun. 30, 2021 | shares	3,355,861,263	3,355,861,263
Balance at the end at Jun. 30, 2021	¥ 22,907				14,356,117		(130,555)		(6,472,858)		7,775,611		27,330		7,802,941
Balance at the beginning at Dec. 31, 2020	¥ 22,801				14,149,984		(68,440)		(5,864,356)		8,239,989		61		8,240,050
Balance at the beginning (In shares) at Dec. 31, 2020 | shares	3,339,618,633	3,339,618,633
Adoption of ASC 326									(5,684)		(5,684)				(5,684)
Business acquisition	¥ 1,598				3,615,485						3,617,083		992,537		4,609,620
Business acquisition, Shares | shares	247,475,446	247,475,446
Net loss									(1,110,786)		(1,110,786)		1,243		(1,109,543)
Other comprehensive income (loss)							(20,442)				(20,442)				(20,442)
Share-based compensation					309,211						309,211				309,211
Exercise and vesting of share-based awards	¥ 246				37,502						37,748				37,748
Exercise and vesting of share-based awards (In shares) | shares	37,942,921	37,942,921
Balance at the end (In shares) at Sep. 30, 2021 | shares	3,625,037,000	3,625,037,000
Balance at the end at Sep. 30, 2021	¥ 24,645				18,112,182		(88,882)		(6,980,826)		11,067,119		993,841		12,060,960
Balance at the beginning at Dec. 31, 2021	¥ 24,782				18,245,801		(207,882)		(7,458,752)		10,603,949		888,474		11,492,423
Balance at the beginning (In shares) at Dec. 31, 2021 | shares	3,646,381,840	3,646,381,840
Net loss									(1,356,246)		(1,356,246)		(9,038)		(1,365,284)	$ (203,832)
Other comprehensive income (loss)							382,981				382,981		(356)		382,625
Capital contribution from non-controlling interests													2,143		2,143
Disposal of a subsidiary													(9,136)		(9,136)
Share-based compensation					206,739						206,739				206,739
Exercise and vesting of share-based awards	¥ 110				5,638						5,748				5,748
Exercise and vesting of share-based awards (In shares) | shares	17,036,000	17,036,000
Balance at the end (In shares) at Jun. 30, 2022 | shares	3,663,417,840	3,663,417,840
Balance at the end at Jun. 30, 2022	¥ 24,892	$ 3,716			18,458,178	$ 2,755,733	175,099	$ 26,142	(8,814,998)	$ (1,316,045)	9,843,171	$ 1,469,546	872,087	$ 130,199	10,715,258	1,599,745
Balance at the beginning at Dec. 31, 2021	¥ 24,782				18,245,801		(207,882)		(7,458,752)		10,603,949		888,474		11,492,423
Balance at the beginning (In shares) at Dec. 31, 2021 | shares	3,646,381,840	3,646,381,840
Net loss									(2,149,306)		(2,149,306)		(17,425)		(2,166,731)	$ (304,593)
Other comprehensive income (loss)							797,123				797,123		(356)		796,767
Capital contribution from non-controlling interests													2,143		2,143
Disposal of a subsidiary													(9,136)		(9,136)
Share-based compensation					258,565						258,565				258,565
Exercise and vesting of share-based awards	¥ 176				8,429						8,605				8,605
Exercise and vesting of share-based awards (In shares) | shares	26,626,965	26,626,965
Repurchase of ordinary shares			¥ (71,508)								(71,508)				¥ (71,508)
Repurchase of ordinary shares (In shares) | shares	(64,627,980)	(64,627,980)													(64,627,980)	(64,627,980)
Balance at the end (In shares) at Sep. 30, 2022 | shares	3,608,380,825	3,608,380,825
Balance at the end at Sep. 30, 2022	¥ 24,958	$ 3,509	¥ (71,508)	$ (10,053)	¥ 18,512,795	$ 2,602,488	¥ 589,241	$ 82,834	¥ (9,608,058)	$ (1,350,679)	¥ 9,447,428	$ 1,328,099	¥ 863,700	$ 121,417	¥ 10,311,128	$ 1,449,516